Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended			2 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Useful life of property				40 years		40 years
Interest rate		9.00%				9.00%
Depreciation expense from operation	$ 11,900,000		$ 9,700,000	$ 32,800,000	$ 27,200,000	$ 36,700,000	$ 29,800,000	$ 22,100,000
Real estate cost capitalized excluding interest cost	2,900,000		2,400,000	7,500,000	6,300,000	8,500,000	6,700,000	6,100,000
Real estate interest cost capitalized incurred	1,300,000		900,000	4,700,000	3,000,000	4,100,000	2,200,000	2,600,000
Accretion of below-market leases						0	0	1,000,000
Annual amortization for intangible assets for 2014		2,700,000				2,700,000
Annual amortization for intangible assets for 2015		1,300,000				1,300,000
Annual amortization for intangible assets for 2016		1,300,000				1,300,000
Remaining weighted average amortization period						2 years 4 months 24 days
Amortization of the deferred financing costs		496,000		1,894,000		2,800,000	3,400,000	3,400,000
In Place Leases [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization of lease cost	500,000		500,000	1,800,000	1,500,000	2,600,000		100,000
Tenant Relationship [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization of lease cost	300,000		400,000	1,000,000	1,200,000	1,500,000	600,000	1,200,000
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of property				20 years
Qualitytech, LP [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization of the deferred financing costs				$ 1,894,000	$ 2,193,000	$ 2,777,000	$ 3,384,000	$ 3,441,000
Minimum [Member] | Land, Buildings and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of property				20 years		20 years
Maximum [Member] | Land, Buildings and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of property				40 years		40 years
Maximum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of property						20 years
Senior Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest rate	5.875%			5.875%					5.875%	5.875%
Senior notes due									2022
Senior Notes [Member] | Qualitytech, LP [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest rate	5.875%			5.875%					5.875%	5.875%
Senior notes due				2022						2022